Income taxes - Amounts recognized in profit or loss (Details) - RUB (₽) ₽ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Applicable tax rate				20.00%	20.00%	20.00%
Current tax expense:
Current year				₽ (873,925)	₽ (923,760)	₽ (738,549)
Net release/(recognition) of provision for uncertain tax positions				87,968	(336,326)
Total current tax expense				(785,957)	(1,260,086)	(738,549)
Deferred tax reversal:
Origination and reversal of temporary differences				100,185	168,630	228,947
Reversal of deferred tax on unremitted earnings			₽ 447,034		447,034
Total deferred tax reversal				100,185	615,664	228,947
Total income tax expense				₽ (685,772)	₽ (644,422)	₽ (509,602)	[1]
Additional disclosures
Provisions for uncertain tax positions recognized			₽ 447,034
Reversal of provision for uncertain tax positions		₽ 110,708
Mail.Ru Group Limited
Additional disclosures
Reversal of provision for uncertain tax positions	₽ 92,012

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.